Stock Option Plans and Warrants to Purchase Common Stock (Details 4) - 12 months ended Dec. 31, 2014 - Warrant [Member] - $ / shares	Total
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Weighted-Average Remaining Contractual Life in Years	3 years 4 months 24 days
Outstanding Options/Warrants	7,269,500
Exercisable Options/Warrants	7,269,500
$.53-$2.05 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 0.53
Exercise price range, upper range limit	$ 2.05
Weighted-Average Remaining Contractual Life in Years	3 years 8 months 12 days
Outstanding Options/Warrants	6,672,548
Exercisable Options/Warrants	6,672,548
$5.12-$6.06 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 5.12
Exercise price range, upper range limit	$ 6.06
Weighted-Average Remaining Contractual Life in Years	6 months
Outstanding Options/Warrants	596,952
Exercisable Options/Warrants	596,952